Rights of use asset and lease liability - Right of use assets (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Rights of use asset and lease liability
Balance	$ 379,650
Additions	879,200	$ 481,827
Amortisation	(156,117)	(102,177)
Effect of movement in foreign exchange rates	4,041
Balance	$ 1,106,774	$ 379,650